Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	$ 1,938.8	$ 2,004.3
Additions	293.2	396.2
Disposals	(0.7)	(1.1)
Depreciation	(352.8)	(333.2)
Impairment	(94.4)	(64.2)
Assest held for sale		(98.5)
Effect of foreign currency exchange rate changes	32.7	35.3
Carrying amount, Ending balance	1,816.8	1,938.8
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	479.4	459.6
Additions	121.8	188.5
Disposals	0.0	(0.4)
Depreciation	(150.1)	(135.4)
Impairment	(34.5)	(39.6)
Assest held for sale		(0.8)
Effect of foreign currency exchange rate changes	11.7	7.5
Carrying amount, Ending balance	428.3	479.4
Equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	720.6	735.7
Additions	122.7	153.2
Disposals	(0.5)	(0.6)
Depreciation	(162.5)	(156.3)
Impairment	(47.9)	(18.2)
Assest held for sale		(6.0)
Effect of foreign currency exchange rate changes	16.4	12.8
Carrying amount, Ending balance	648.8	720.6
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	584.4	613.2
Additions	48.1	53.9
Disposals	(0.2)	(0.1)
Depreciation	(40.2)	(41.5)
Impairment	(12.0)	(6.4)
Assest held for sale		(44.6)
Effect of foreign currency exchange rate changes	4.3	9.9
Carrying amount, Ending balance	584.4	584.4
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	154.4	195.8
Additions	0.6	0.6
Disposals	0.0	0.0
Depreciation	0.0	0.0
Impairment	0.0	0.0
Assest held for sale		(47.1)
Effect of foreign currency exchange rate changes	0.3	5.1
Carrying amount, Ending balance	$ 155.3	$ 154.4